Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net income	$ 523	$ 398	$ 460	$ 359	$ 255
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	470	455	603	550	564
Impairment losses			0	54	20
Equity in earnings from unconsolidated affiliates	(16)	(11)	(16)	11	145
Loss (gain) on foreign currency transactions	(41)	43	45	(23)	21
Gain on debt extinguishment			(229)	0	0
Other gain, net	(38)	(5)	(7)	(15)	(19)
Share-based compensation	57	5	262	50	19
Amortization of deferred financing costs and other			25	(5)	6
Distributions from unconsolidated affiliates	20	18	27	31	13
Deferred income taxes	(62)	66	65	73	(187)
Increase (decrease) in accounts receivable			(16)	(82)	(43)
Increase (decrease) in inventories			19	137	119
Increase (decrease) in prepaid expense			4	(15)	(7)
Increase (decrease) in other current assets			(65)	51	(29)
Increase (decrease) in accounts payable, accrued liabilities and other			132	71	151
Increase (decrease) in income taxes payable			(8)	3
Change in restricted cash and cash equivalents	(3)	(66)	91	(79)	(14)
Increase (decrease) in timeshare financing receivables			(15)	(68)	(53)
Increase (decrease) in deferred revenues			592	(8)	0
Increase (decrease) in liability for guest loyalty program			139	6	128
Increase (decrease) in other liabilities			14	(48)	83
Working capital changes and other	(11)	121	(21)	57	(5)
Net cash provided by operating activities	899	1,024	2,101	1,110	1,167
Investing Activities:
Capital expenditures for property and equipment	(184)	(167)	(254)	(433)	(389)
Acquisitions		(30)	(30)		(12)
Payments received on other financing receivables	18	3	5	8	7
Issuance of other financing receivables	(1)	(8)	(10)	(4)
Investments in affiliates	(6)	(4)	(4)	(3)	(11)
Distributions from unconsolidated affiliates	32	16	33	8	23
Proceeds from asset dispositions	40				65
Contract acquisition costs	(54)	(12)	(44)	(31)	(53)
Software capitalization costs	(45)	(50)	(78)	(103)	(93)
Net cash used in investing activities	(200)	(252)	(382)	(558)	(463)
Financing Activities:
Proceeds from issuance of common stock			1,243
Borrowings	350	702	14,088	96	40
Repayment of debt	(1,075)	(1,602)	(17,203)	(854)	(726)
Debt issuance costs	(9)		(180)
Change in restricted cash and cash equivalents	(19)	114	193	187	(25)
Capital contribution	13
Distributions to noncontrolling interests	(3)	(3)	(4)	(4)	(3)
Acquisition of noncontrolling interests				(1)
Net cash used in financing activities	(743)	(789)	(1,863)	(576)	(714)
Effect of exchange rate changes on cash and cash equivalents	(7)	(14)	(17)	(2)	(5)
Net increase (decrease) in cash and cash equivalents	(51)	(31)	(161)	(26)	(15)
Cash and cash equivalents, beginning of period	594	755	755	781	796
Cash and cash equivalents, end of period	543	724	594	755	781
Supplemental Disclosures:
Interest	353	395	535	486	470
Income taxes, net of refunds	284	84	233	103	114
Acquisition of property and equipment	144
Acquisition of other intangible assets	1
Disposition of equity investments	(59)
Non-Cash Capital Lease Asset Increase	11			15
Non-cash capital lease asset reduction		(44)	(44)		(76)
Assumption of long-term debt	64
Non-Cash Capital Lease Obligation Increase	11
Non-Cash Capital Lease Obligation Reduction		$ (48)	$ (48)		$ (73)